Note 5 - Personnel Expenses Including Share-based Remuneration - Options Activities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding at period start	150,000
Number of share options granted in share-based payment arrangement		150,000
Forfeited during the period
Exercised during the period
Expired during the period
Outstanding at period end	150,000	150,000